Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

13. INTANGIBLE ASSETS

Intangible assets were as follows:

	Estimated weighted average useful life in years	2018	2017
Cost
Customer relationship intangibles [note 7]	10	$415	$438
Computer software	2	291	348
Patent and licenses	12	340	342

		1,046	1,128
Accumulated depreciation
Customer relationship intangibles [note 7]		(191)	(162)
Computer software		(219)	(263)
Patent and licenses		(76)	(53)

		$560	$650

The Company recorded approximately $84 million and $125 million of amortization expense related to finite-lived intangible assets for the years ended December 31, 2018 and 2017, respectively. The Company currently estimates annual amortization expense to be $77 million for 2019, $75 million for 2020, $50 million for 2021, $44 million for 2022 and $41 million for 2023.